Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 23	$ 29
Provision for credit losses
Purchases	6	3
Sales and maturities	(1)
Changes in risk, parameters and exposures	(2)	(4)
Exchange rate and other		(2)
Balance at end of period	26	26
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	10
Provision for credit losses
Purchases	6	3
Sales and maturities	(1)
Changes in risk, parameters and exposures	(1)	(5)
Balance at end of period	9	8
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	18	19
Provision for credit losses
Changes in risk, parameters and exposures	(1)	1
Exchange rate and other		(2)
Balance at end of period	$ 17	$ 18